Document And Entity Information	Nov. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Nov. 14, 2022
Entity Registrant Name	DICE THERAPEUTICS, INC.
Entity Central Index Key	0001645569
Entity Emerging Growth Company	true
Securities Act File Number	001-40794
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-2286244
Entity Address, Address Line One	400 East Jamie Court, Suite 300
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	566-1420
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.0001 Par Value Per Share
Trading Symbol	DICE
Security Exchange Name	NASDAQ